Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses	Prepaid expenses consisted of the following:

	As of December 31,
	2021	2020
Income taxes	$2,683	$—
Software	747	561
Other	371	430

Total	$3,801	$991